Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Schedule of Movement of Lease Liabilities	The evolution of lease liabilities in 2021 and 2020 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2020	5,294
Additions	2,030
Sale of the towers division of Telxius	2,650
Principal and interests payments	(1,859)
Principal payments (Note 28)	(1,782)
Interests payments (Note 28)	(246)
Minus: Payments of companies held for sale and sold companies during 2021	169
Disposals	(288)
Inclusion of companies	14
Accrued interests (1)	259
Translation differences and hyperinflation adjustments	29
Transfers and others	(59)
Balance at 12/31/2021	8,070
(1) Total accrued interests in 2021 amounted to 274 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 19).

Millions of euros	Lease liabilities
Balance at 12/31/2019	7,226
Additions	1,969
Principal and interests payments	(1,761)
Principal payments (Note 28)	(1,787)
Interests payments (Note 28)	(179)
Minus: Payments of companies held for sale during 2020	205
Disposals	(387)
Accrued interests (1)	178
Translation differences and hyperinflation adjustments	(766)
Transfers and others	(1,165)
Balance at 12/31/2020	5,294
(1) Total accrued interests in 2020 amounted to 193 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 19).
Schedule of Maturity of Lease Liabilities	The maturity schedule of lease liabilities at December 31, 2021 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2022	2023	2024	2025	2026	Subsequent years	Non-current total	Total
Lease liabilities	1,747	1,555	1,301	1,069	806	2,133	6,864	8,611